Tax - Summary of Reconciliation of Tax Charge (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas business	6.30%	6.80%	(4.50%)
UK [Member] | Maximum [member]
Disclosure of income tax reconciliation [line items]
Change in future UK corporation tax rate		25.00%
UK [Member] | Bottom of range [member]
Disclosure of income tax reconciliation [line items]
Change in future UK corporation tax rate		19.00%
Before exceptional items and System Funds [member]
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas business	5.60%	6.90%	18.90%
Before exceptional items and System Funds [member] | United States [member]
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas business	5.50%	6.70%	18.90%
Before Exceptional Items System Funds And Foreign Exchange Gains [Member]
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas business	(0.80%)	(0.60%)	(1.20%)